Guarantor Financial Information - Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements Captions [Line Items]
Revenue	$ 1,096,331,000	$ 831,324,000	$ 877,905,000
Operating expenses:
Ship operating	219,270,000	183,916,000	192,327,000
Cost of services, supervision fees		1,300,000	7,390,000
Depreciation and amortization	245,801,000	199,938,000	216,098,000
General and administrative	31,565,000	40,091,000	32,118,000
Operating leases	129,747,000	115,544,000	85,910,000
Loss (gain) on disposals	0	(13,604,000)	31,876,000
Expenses related to customer bankruptcy	0	1,013,000	19,732,000
Vessel impairments	0	0	285,195,000
Total operating expenses	626,383,000	528,198,000	870,646,000
Operating earnings	469,948,000	303,126,000	7,259,000
Other expenses (income):
Interest expense and amortization of deferred financing fees	212,065,000	116,389,000	119,882,000
Interest income	(4,197,000)	(4,558,000)	(8,455,000)
Refinancing expenses	0	0	1,962,000
Acquisition related gain on contract settlement	(2,430,000)	0	0
Change in fair value of financial instruments	(15,490,000)	12,631,000	29,118,000
Equity income on consolidated subsidiaries	0
Equity income on investment (note 7)	(1,216,000)	(5,835,000)	(188,000)
Other expense (income)	2,418,000	9,262,000	3,979,000
Total other expenses (income)	191,150,000	127,889,000	146,298,000
Net earnings (loss)	278,798,000	175,237,000	(139,039,000)
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Revenue	(282,129,000)	(248,135,000)	(259,521,000)
Operating expenses:
Ship operating	(257,819,000)	(219,263,000)	(232,829,000)
Cost of services, supervision fees		0	0
Depreciation and amortization	0	0	0
General and administrative	(24,310,000)	(28,872,000)	(26,692,000)
Operating leases	0	0	0
Loss (gain) on disposals		0	0
Expenses related to customer bankruptcy		0	0
Vessel impairments		0	0
Total operating expenses	(282,129,000)	(248,135,000)	(259,521,000)
Operating earnings	0	0	0
Other expenses (income):
Interest expense and amortization of deferred financing fees	(345,000)	0	0
Interest income	345,000	0	0
Refinancing expenses			0
Acquisition related gain on contract settlement	0
Change in fair value of financial instruments	0	0	0
Equity income on consolidated subsidiaries	171,232,000
Equity income on investment (note 7)	0	35,939,000	16,488,000
Other expense (income)	0	0	(1,000)
Total other expenses (income)	171,232,000	35,939,000	16,487,000
Net earnings (loss)	(171,232,000)	(35,939,000)	(16,487,000)
Parent Issuer [Member]
Condensed Income Statements Captions [Line Items]
Revenue	876,894,000	797,317,000	835,851,000
Operating expenses:
Ship operating	243,311,000	211,966,000	229,439,000
Cost of services, supervision fees		0	0
Depreciation and amortization	181,397,000	173,464,000	188,816,000
General and administrative	33,327,000	52,742,000	42,507,000
Operating leases	111,008,000	98,175,000	74,175,000
Loss (gain) on disposals		(1,000)	31,876,000
Expenses related to customer bankruptcy		472,000	7,342,000
Vessel impairments		0	285,195,000
Total operating expenses	569,043,000	536,818,000	859,350,000
Operating earnings	307,851,000	260,499,000	(23,499,000)
Other expenses (income):
Interest expense and amortization of deferred financing fees	149,696,000	97,762,000	101,009,000
Interest income	(3,812,000)	(4,146,000)	(8,273,000)
Refinancing expenses			1,962,000
Acquisition related gain on contract settlement	0
Change in fair value of financial instruments	(15,720,000)	11,894,000	28,616,000
Equity income on consolidated subsidiaries	(102,650,000)
Equity income on investment (note 7)	0	(29,013,000)	(11,176,000)
Other expense (income)	1,539,000	8,765,000	3,402,000
Total other expenses (income)	29,053,000	85,262,000	115,540,000
Net earnings (loss)	278,798,000	175,237,000	(139,039,000)
Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Revenue	266,906,000	237,056,000	250,606,000
Operating expenses:
Ship operating	191,151,000	180,349,000	185,750,000
Cost of services, supervision fees		1,300,000	7,390,000
Depreciation and amortization	13,846,000	13,317,000	14,172,000
General and administrative	21,586,000	16,115,000	16,189,000
Operating leases	5,501,000	5,046,000	4,780,000
Loss (gain) on disposals		(13,603,000)	0
Expenses related to customer bankruptcy		0	0
Vessel impairments		0	0
Total operating expenses	232,084,000	202,524,000	228,281,000
Operating earnings	34,822,000	34,532,000	22,325,000
Other expenses (income):
Interest expense and amortization of deferred financing fees	8,514,000	7,795,000	7,583,000
Interest income	(429,000)	(412,000)	(179,000)
Refinancing expenses			0
Acquisition related gain on contract settlement	(2,430,000)
Change in fair value of financial instruments	91,000	737,000	502,000
Equity income on consolidated subsidiaries	(68,582,000)
Equity income on investment (note 7)	(1,216,000)	(12,761,000)	(5,500,000)
Other expense (income)	797,000	497,000	578,000
Total other expenses (income)	(63,255,000)	(4,144,000)	2,984,000
Net earnings (loss)	98,077,000	38,676,000	19,341,000
Non-Guarantors [Member]
Condensed Income Statements Captions [Line Items]
Revenue	234,660,000	45,086,000	50,969,000
Operating expenses:
Ship operating	42,627,000	10,864,000	9,967,000
Cost of services, supervision fees		0	0
Depreciation and amortization	50,558,000	13,157,000	13,110,000
General and administrative	962,000	106,000	114,000
Operating leases	13,238,000	12,323,000	6,955,000
Loss (gain) on disposals		0	0
Expenses related to customer bankruptcy		541,000	12,390,000
Vessel impairments		0	0
Total operating expenses	107,385,000	36,991,000	42,536,000
Operating earnings	127,275,000	8,095,000	8,433,000
Other expenses (income):
Interest expense and amortization of deferred financing fees	54,200,000	10,832,000	11,290,000
Interest income	(301,000)	0	(3,000)
Refinancing expenses			0
Acquisition related gain on contract settlement	0
Change in fair value of financial instruments	139,000	0	0
Equity income on consolidated subsidiaries	0
Equity income on investment (note 7)	0	0	0
Other expense (income)	82,000	0	0
Total other expenses (income)	54,120,000	10,832,000	11,287,000
Net earnings (loss)	$ 73,155,000	$ (2,737,000)	$ (2,854,000)